GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 1,554	$ 1,152
Acquisitions through business combinations	957	342
Foreign currency translation	(100)	60
Balance at end of year	$ 2,411	$ 1,554